Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000024639 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024639 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024639 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024639 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024639 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024639 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024639 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024639 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024639 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000024639 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000024641 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024641 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024641 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024641 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024641 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024641 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024641 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024641 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024641 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000024641 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000177177 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177177 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177177 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177177 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177177 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177177 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177177 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000177177 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000177177 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000177177 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000177176 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177176 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177176 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177176 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177176 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177176 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177176 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000177176 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000177176 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000177176 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.80%